Document and Entity Information Document	Mar. 31, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	UNIVERSAL CORPORATION
Entity Central Index Key	0000102037
Amendment Flag	false
Entity Incorporation, State or Country Code	VA
Entity File Number	001-00652
Entity Tax Identification Number	54-0414210
Entity Address, Address Line One	9201 Forest Hill Avenue,
Entity Address, City or Town	Richmond,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	804
Local Phone Number	359-9311
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	UVV
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false